Debt and other financial liabilities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) institution loan	Dec. 31, 2021 USD ($) loan institution
Debt Instrument [Line Items]
Number of loans | loan	5	4
Number of financial institutions | institution	1	2
Short-term debt, weighted average interest rate	12.69%	8.68%
Notes Payable to Banks
Debt Instrument [Line Items]
Fair value of long term debt | $	$ 4,843	$ 11,507
Minimum
Debt Instrument [Line Items]
Short term debt, term	2 months
Maximum
Debt Instrument [Line Items]
Short term debt, term	12 months